Prospectus 2 [Member] Annual Fund Operating Expenses - Prospectus 2 - PUTNAM MORTGAGE OPPORTUNITIES FUND - CLASS I	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.47%

[1]	The Investment Manager, as defined below, has contractually agreed to waive fees and/or reimburse operating expenses of the fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) so that the total annual fund operating expenses will not exceed 0.46% of the fund’s average net assets. Additionally, the Investment Manager has agreed to reduce its fees by an amount equal to the management fees paid by Franklin Templeton affiliated funds with respect to assets the fund invests in such affiliated funds. These obligations may not be modified or discontinued prior to September 30, 2027 without approval of the Board of Trustees.